Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Warrants
Warrants

Note 11 - Warrants

The Company utilized a Black-Scholes options pricing model to value warrants at the issuance date. This model requires the input of highly subjective assumptions such as the expected stock price volatility and the expected period until the warrants are exercised. When calculating the value of warrants issued, the Company uses a volatility factor, a risk-free interest rate and the life of the warrant for the exercise period.

There were no warrants outstanding as of December 31, 2024 and September 30, 2025, and no warrants were issued or exercised during the nine months ended September 30, 2025 and 2024.

Note 12 - Warrants

The Company utilized a Black-Scholes options pricing model to value warrants at the issuance date. This model requires the input of highly subjective assumptions such as the expected stock price volatility and the expected period until the warrants are exercised. When calculating the value of warrants issued, the Company uses a volatility factor, a risk-free interest rate and the life of the warrant for the exercise period.

No warrants were issued during the years ended December 31, 2024 and 2023. The following warrants were exercised during the years ended December 31, 2024 and 2023:

On June 17, 2024, the Company issued an aggregate of 3,333 shares of common stock to certain warrant holders upon the cashless exercise of warrants to purchase an aggregate of 120,000 shares of common stock at an exercise price of $3.50 per share based upon a market value of $3.60 per share as determined under the terms of the warrants.

On June 18, 2024, the Company issued 704 shares of common stock to a certain warrant holder upon the cashless exercise of a warrant to purchase 50,000 shares of common stock at an exercise price of $3.50 per share based upon a market value of $3.55 per share as determined under the terms of the warrant.

On August 5, 2024, the Company issued 13,333 shares of common stock to a certain warrant holder upon the cashless exercise of a warrant to purchase 80,000 shares of common stock at an exercise price of $3.50 per share based upon a market value of $4.20 per share as determined under the terms of the warrant.

On August 22, 2024, the Company issued 5,000 shares of common stock to a certain warrant holder upon a cash exercise of a warrant to purchase 5,000 shares of common stock at an exercise price of $3.50 per share or $17,500 in the aggregate.

The following is a summary of the Company’s warrant activity:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
December 31, 2023	510,000	$3.50	0.60	$—

Grants	—	—	—	—
Expirations	(255,000)	3.50	—	—
Exercised	(255,000)	3.50	—	—
December 31, 2024	—	$—	—	$—

Warrants exercisable at:
December 31, 2024	—	$—	—	$—

The following table summarizes information about common stock warrants outstanding at December 31, 2024:

Outstanding and Exercisable
Weighted Average
Remaining Contractual
Exercise Price	Number Outstanding	Life (years)	Weighted Average Exercise Price
$—	—	—	$—